Related Party Transactions	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 4—Related Party Transitions
Founder Shares
On May 26, 2020, the Company’s Chairman and
Co-Chief
Executive Officer paid for certain offering costs for an aggregate price of $25,000 in exchange for issuance of 10,062,500 shares of Class B common stock, par value $0.0001 per share (the “Founder Shares”). In July 2020, the Company’s Chairman and
Co-Chief
Executive Officer transferred certain Founder Shares to the Company’s directors and officers as well as to certain third parties. On August 4, 2020, the Company effected a stock dividend of 0.2 shares of Class B common stock for each share of Class B common stock outstanding, resulting in an aggregate of 12,075,000 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. Of the 12,075,000 Founder Shares, up to 1,575,000 Founder Shares are subject to forfeiture to the extent that the over-allotment option is not exercised in full by the underwriter so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter fully exercised the over-allotment option on August 10, 2020 and the Company consummated the sale of such Units on August 13, 2020; thus, these 1,575,000 Founder Shares were no longer subject to forfeiture.
The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Private Placement Warrants Purchasers purchased an aggregate of 6,933,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrants, generating gross proceeds of $10.4 million in the Private Placement, and incurring offering costs of approximately $8,000. In connection with the sale of Units pursuant to the over-allotment option on August 13, 2020, the Company sold an additional 840,000 Private Placement Warrants to the Private Placement Warrants Purchasers, generating additional gross proceeds of approximately $1.3 million.
Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for
cash (subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the initial purchasers or their permitted transferees.
The Private Placement Warrants (and the Class A common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination (subject to certain exceptions).
Related Party Loans
On May 26, 2020, the Company’s Chairman and
Co-Chief
Executive Officer agreed to loan the Company up to an aggregate of $150,000 pursuant to an unsecured promissory note (the “Note”) to cover expenses related to the Initial Public Offering. This loan was payable without interest upon the completion of the Initial Public Offering. The Company borrowed approximately $150,000 under the Note and received additional advances of approximately $45,000 advancement of funds from such officer, for a total outstanding loan of approximately $195,000. The Company fully repaid the Note and the advances to such officer on August 7, 2020.
Working Capital Loans
In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the initial stockholders, officers and directors and their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. To date, the Company had no borrowings under the Working Capital Loans.

Note 5 — Related Party Transactions
Founder Shares
On May 26, 2020, the Company’s Chairman and
Co-Chief
Executive Officer paid for certain offering costs for an aggregate price of $25,000 in exchange for issuance of 10,062,500 shares of Class B common stock, par value $0.0001 per share (the “Founder Shares”). In July 2020, the Company’s Chairman and
Co-Chief
Executive Officer transferred certain Founder Shares to the Company’s directors and officers as well as to certain third parties. On August 4, 2020, the Company effected a stock dividend of 0.2 shares of Class B common stock for each share of Class B common stock outstanding, resulting in an aggregate of 12,075,000 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. Of the 12,075,000 Founder Shares, up to 1,575,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriter so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the IPO. The underwriter fully exercised the over-allotment option on August 10, 2020 and the Company consummated the sale of such Units on August 13, 2020; thus, these 1,575,000 Founder Shares were no longer subject to forfeiture.
The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the IPO, the Private Placement Warrants Purchasers purchased an aggregate of 6,933,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrants, generating gross proceeds of $10.4 million in the Private Placement, and incurring offering costs of approximately $8,000. In connection with the sale of Units pursuant to the over-allotment option on August 13, 2020, the Company sold an additional 840,000 Private Placement Warrants to the Private Placement Warrants Purchasers, generating additional gross proceeds of approximately $1.3 million, and incurring offering cost of approximately $1,000.
Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for
cash (subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the initial purchasers or their permitted transferees.
The Private Placement Warrants (and the Class A common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination (subject to certain exceptions).
Related Party Loans
On May 26, 2020, the Company’s Chairman and
Co-Chief
Executive Officer agreed to loan the Company up to an aggregate of $150,000 pursuant to an unsecured promissory note (the “Note”) to cover expenses related to the IPO. This loan was payable without interest upon the completion of the IPO. The Company borrowed approximately $150,000 under the Note and received additional advances of approximately $45,000 advancement of funds from such officer, for a total outstanding loan of approximately $195,000. The Company fully repaid the Note and the advances to such officer on August 7, 2020.

Working Capital Loans
In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the initial stockholders, officers and directors and their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.